Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Revenue Disaggregated by Geographical Region

(CAD$ in millions)	2022
	Copper	Zinc	Steelmaking Coal	Total
Copper	$2,925	$—	$—	$2,925
Zinc	331	3,101	—	3,432
Steelmaking coal	—	—	10,409	10,409
Silver	40	341	—	381
Lead	4	344	—	348
Other	81	395	—	476
Intra-segment	—	(655)	—	(655)
	$3,381	$3,526	$10,409	$17,316

(CAD$ in millions)	2021
	Copper	Zinc	Steelmaking Coal	Total
Copper	$3,066	$—	$—	$3,066
Zinc	286	2,336	—	2,622
Steelmaking coal	—	—	6,251	6,251
Silver	41	454	—	495
Lead	6	439	—	445
Other	53	345	—	398
Intra-segment	—	(511)	—	(511)
	$3,452	$3,063	$6,251	$12,766
6.    Revenue (continued)

b) Total Revenue by Region

The following table shows our revenue disaggregated by geographical region. Revenue is attributed to regions based on the destination port or delivery location as designated by the customer.

(CAD$ in millions)	2022	2021
Asia
China	$4,804	$4,643
Japan	3,216	1,437
South Korea	2,178	1,354
India	1,306	556
Other	1,169	894
Americas
United States	1,727	1,404
Canada	857	839
Latin America	192	116
Europe
Germany	428	731
Finland	278	182
Spain	271	123
Slovakia	150	72
Belgium	134	136
Other	606	279
	$17,316	$12,766